Share capital and share premium (Details) € / shares in Units, € in Thousands	1 Months Ended	9 Months Ended
	Aug. 31, 2020 item	Sep. 30, 2020 EUR (€) item € / shares shares	Sep. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Par value per share | € / shares		€ 1		€ 1
Share capital		€ 162,162		€ 156,816
Share premium		1,018,276		1,018,276
Total share capital and share premium		€ 1,180,438		€ 1,175,092
Number of instruments granted in share-based payment arrangement | item		5,345,434
Settlement of share-based claims			€ (329,172)
Exercise of options		€ (571)
Stock options exercised | item	54,724	4,759,452
Exercise price | € / shares		€ 0.12
Shares issued, transaction costs		€ 201
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares		162,161,928		156,816,494
Par value per share | € / shares		€ 1.00		€ 1
Share capital		€ 162,162		€ 156,816
Share premium		1,018,276		1,018,276
Total share capital and share premium		€ 1,180,438		€ 1,175,092
Number of votes per share | item		1
Equity attributable to the Equity holders of the Company
Disclosure of classes of share capital [line items]
Settlement of share-based claims			€ (329,172)
Exercise of options		€ (571)
Total other reserves
Disclosure of classes of share capital [line items]
Exercise of options		€ 4,775